Real Estate (Tenant Reimbursements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate [Abstract]
Tenant reimbursements	$ 24.3	$ 26.8	$ 30.0